Income Taxes - Components of the Company's deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Outside basis investment in partnership	$ 25
Net operating loss carryforwards	392	$ 391
Pension liability	38	74
Interest expense deduction restriction	45	23
Operating lease liabilities	20	20
Stock compensation	15
Property and equipment	12
Accrued liabilities	12	7
Goodwill	117	1
Other	8	2
Valuation allowance	(124)	(116)
Deferred tax assets	560	402
Netted against deferred tax liabilities	(227)	(120)
Deferred tax assets as presented in the consolidated balance sheets	333	282
Deferred tax liabilities:
Foregone partnership deferred tax credits	(43)
Other intangible assets	(175)	(214)
Operating lease ROU assets	(15)	(14)
Property and equipment	(10)	(4)
Goodwill	(4)	(2)
Other	(4)	(5)
Deferred tax liabilities	(251)	(239)
Netted against deferred tax assets	227	120
Deferred tax liabilities as presented in the consolidated balance sheets	$ (24)	$ (119)